CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 51,602	$ 52,352
Restricted cash	9,472	2,493
Accounts receivable, net	34,371	43,311
Receivable from a related party	2,200
Prepaid expenses and other current assets	18,909	4,980
Total current assets	116,554	103,136
Defered tax assets, net	1,169	476
Investments	1,482	2,130
Property and equipment, net	5,525	4,586
Operating lease right of use assets	12,938	10,367
Goodwill	746	681
Other assets	1,974	2,071
Total assets	140,388	123,447
CURRENT LIABILITIES:
Bank overdrafts		738
Notes payable-banks	8,104	19,908
Accounts payable	3,716	5,808
Accrued expenses and other current liabilities	32,887	35,195
Value added tax (VAT) payable	11,096	6,476
Operating lease liabilities, current	3,531	2,725
Loan payable		1,121
Loan payable to related parties		1,538
Convertible notes payable to a related party		2,000
Total current liabilities	59,334	75,509
Convertible notes payable to a related party	1,200
Operating lease liabilities, non current	9,333	7,562
Other liabilities	25,684	1,761
Total liabilities	95,551	84,832
COMMITMENTS AND CONTINGENCIES (NOTE 20)
REDEEMABLE NON-CONTROLLING INTERESTS (NOTE 15)	75,322	74,300
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 150,000,000 shares authorized as of December 31, 2020 and 2019. 37,433,333 and 35,433,333 shares issued and outstanding as of December 31, 2020 and 2019, respectively	19,186	18,120
Additional paid-in capital	26,706	26,972
Accumulated deficit	(68,603)	(73,006)
Accumulated other comprehensive loss	(6,259)	(6,172)
Non-controlling interests in subsidiaries	(1,515)	(1,599)
Total shareholders' deficit	(30,485)	(35,685)
Total liabilities and shareholders' deficit	$ 140,388	$ 123,447